Segment information - Percent of revenue by geographical location (Details) - Geographic Concentration Risk - Revenue, Product and Service Benchmark	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Europe
Segment Reporting Information [Line Items]
Concentration percentage	79.00%	85.00%	79.00%	87.00%
Asia
Segment Reporting Information [Line Items]
Concentration percentage	16.00%	11.00%	14.00%	10.00%
Americas
Segment Reporting Information [Line Items]
Concentration percentage	5.00%	4.00%	7.00%	3.00%